Note 10 - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (19)	€ 42	€ 28
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	15	47	14
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(113)	173	413
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	2	22
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(2)	(2)	5
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	3
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (118)	€ 261	€ 485